Contingent liabilities, contractual commitments, and guarantees - Summary of contingent liabilities, guarantees, and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	£ 23,198	£ 22,358
Commitments	151,598	128,006
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	1,368	1,588
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	56,860	32,672
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	93,370	93,746
Loans and other credit-related commitments | Gross carrying/ nominal amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	145,623	121,764
– financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	2,855	2,876
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	20,325	19,464
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	£ 18	£ 18